Other liabilities - Summary of Other Liabilities (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020
Non-current other liabilities
Provision for operation and maintenance equalisation	₨ 2,736	₨ 2,938
Security deposit received		2
Others	11	12
Total	2,747	2,952
Current other liabilities
Provision for operation and maintenance equalisation	490	435
Other payables
TDS payable	1,389	1,272
GST payable	367	331
Labour welfare fund payable	1	1
Provident fund payable	19	15
Total	₨ 2,266	₨ 2,054